Note 22 - Financial Liabilities at Fair Value Through Profit or Loss - Derivative Financial Liabilities FVTPL (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Derivative Financial Liabilities FVTPL Abstract
Foreign Currency Forwards Liabilities	$ 889,731,000	$ 203,218,000	$ 9,342,000
Interest Rate Swaps Liabilities	487,528,000	136,035,000	98,088,000
Total Derivative Financial Liabilities FVTPL	$ 1,377,259,000	$ 339,253,000	$ 107,430,000